CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	6 Months Ended	38 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net loss	$ (18,755,000)	$ (187,478,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Services paid for with stock	538,000	7,572,000
Apollo fees paid with promissory note		6,750,000
Derivative (gains) losses	(1,512,000)	55,154,000
Gain on debt extinguishment	(11,774,000)	(9,774,000)
Impairment of assets	581,000	581,000
Stock-based compensation	1,586,000	22,208,000
Warrant expense	5,051,000	11,017,000
Interest expense	8,350,000	17,649,000
Amortization of debt discount	8,199,000	8,199,000
Amortization of deferred financing costs	62,000	62,000
Karlsson Group tax compensation		6,226,000
Depreciation	109,000	223,000
Changes in operating assets and liabilities:
Other current assets	342,000	(424,000)
Accounts payable and accrued liabilities	(1,964,000)	5,404,000
Change in derivative warrant liabilities	(806,000)	(806,000)
Change in other long-term assets	(299,000)	(298,000)
Change in other long-term liabilities	70,000	70,000
Net cash used in operating activities	(10,222,000)	(57,665,000)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Mineral properties		(2,690,000)
Land acquisitions	(19,000)	(399,000)
Increase in restricted cash	(353,000)	(353,000)
Equipment acquisitions	(23,000)	(749,000)
Net cash used in investing activities	(395,000)	(4,191,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible notes	5,000,000	14,049,000
Merkin note amendment		(2,000,000)
Karlsson Note principal payments		(9,718,000)
Net Proceeds from common stock issued	7,107,000	87,039,000
Cash paid for non-controlling interest acquisition		(25,000,000)
Net cash provided by financing activities	12,107,000	64,370,000
Net increase (decrease) in cash and cash equivalents	1,490,000	2,514,000
Cash and cash equivalents- beginning of period	1,024,000
Cash and cash equivalents - end of period	2,514,000	2,514,000
Supplemental disclosure of non-cash transactions:
Convertible notes and accrued interest converted into shares of common stock		(9,493,000)
Common stock attributable to reverse merger		2,000
Fair value of land contributed by non-controlling interest		(11,000,000)
Note receivable in exchange for shares of common stock		(1,125,000)
Grandhaven Option, net of $25,000 receivable		4,036,000
Non-controlling interest acquisition		500,000
SK Land Holdings Option	(500,000)
Preferred stock into common stock and warrants	2,276,000
Embedded derivative liability (non-current)	650,000	650,000
Buffalo revenue interest exchange	8,712,000	8,712,000
Temporary Equity (Preferred Stock)
Supplemental disclosure of non-cash transactions:
Convertible note into preferred stock	5,439,000	5,439,000
Preferred stock into common stock and warrants	$ (5,439,000)	$ (5,439,000)